Significant Accounting Policies (Narrative) (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment		$ 0	$ 62,000,000	$ 99,000,000	$ 0	$ 0
Intangible assets		683,000,000		$ 683,000,000	495,000,000
Period in years that unrecognized actuarial net gains (losses) are being recognized				25 years
Period of recognition (no greater than)				5 years
Noncurrent refundable income taxes		96,000,000		$ 96,000,000	92,000,000
Retained earnings		1,305,000,000		1,305,000,000	1,437,000,000
Operating lease, liability		230,000,000		230,000,000
Deferred income taxes		26,000,000		26,000,000	16,000,000
ASC 842
Finite-Lived Intangible Assets [Line Items]
Operating lease, liability							$ 253,000,000
Deferred rent							68,000,000
Deferred income taxes							(7,000,000)
Adjustment
Finite-Lived Intangible Assets [Line Items]
Retained earnings	$ (3,000,000)
Tax	$ 1,000,000
Adjustment | ASC 842
Finite-Lived Intangible Assets [Line Items]
Retained earnings							$ (21,000,000)
Other Assets
Finite-Lived Intangible Assets [Line Items]
Noncurrent refundable income taxes		$ 97,000,000		$ 97,000,000	$ 98,000,000
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful lives				1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets useful lives				25 years